Label	Element	Value
Payden GNMA Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PAYDEN GNMA FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks a high level of total return that is consistent with preservation of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table shows the fees and expenses you may pay if you buy and hold shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2026
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund incurs transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 25% of the average value of its long-term holdings.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	25.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Fund Expenses:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the guaranteed fee waiver or expense reimbursement for all time periods). Although your actual expenses may be higher or lower, based on these assumptions your expenses would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
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The Fund invests at least 80% of its total assets in Government National Mortgage Association mortgage-backed securities (GNMA Securities), which are debt securities representing part ownership in a pool of mortgage loans backed by the full faith and credit of the U.S. Government. The Fund invests the balance of its assets primarily in other “U.S. Government Obligations,” which are defined as U.S. Treasury bills, notes and bonds, and other bonds and mortgage-backed securities issued or guaranteed by the U.S. Government, or by government sponsored enterprises (such as the Federal Home Loan Mortgage Corporation (FHLMC) or Federal National Mortgage Association (FNMA)). However, the Fund may also invest in repurchase agreements collateralized by U.S. Government Obligations or GNMA Securities.

ª	The Fund invests in debt securities of any maturity, and there is no limit on the Fund’s minimum or maximum average portfolio maturity.
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To gain exposure to various markets consistent with the investment strategies of the Fund, the Fund may invest in exchange-traded funds (“ETFs”) and other investment companies, including for example, other open-end or closed-end investment companies, and including investment companies for which the Adviser provides investment management services (affiliated funds).

ª
The Fund may invest in many different types of derivatives, such as futures, forwards, swaps and options. These positions may be used for the purposes of either hedging currency exposure in the portfolio or to obtain exposure to various market sectors. Currency positions may be employed for the purposes of hedging non-dollar denominated bonds or to take an active position in a currency, both long or short.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS:
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST FUND PERFORMANCE:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The information in the bar chart and table below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns over time compare with those of a broad-based securities market index, the Bloomberg US Aggregate Bond Index, as well as the ICE BofA US GNMA Mortgage-Backed Securities Index, an additional market index with characteristics that are similar to those of the Fund, for the periods indicated.
After‑tax returns for the Fund are calculated using the highest individual Federal marginal income tax rates for each year and do not reflect the impact of state and local taxes. Actual after‑tax returns depend on an investor’s tax situation and may differ from those shown. They also may not be relevant to investors who hold Fund shares through tax‑deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns “After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures because they include the effect of a tax benefit an investor may receive from the capital losses that may have been incurred by an investor in connection with the sale of Fund shares.
Updated performance information for the Fund may be found on the Fund’s internet site at payden.com. Past performance (before and after taxes) is no guarantee of future results.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information in the bar chart and table below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns over time compare with those of a broad-based securities market index, the Bloomberg US Aggregate Bond Index, as well as the ICE BofA US GNMA Mortgage-Backed Securities Index, an additional market index with characteristics that are similar to those of the Fund, for the periods indicated.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	payden.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the ten-year period, the Fund’s best quarter was 4thQ 2023 (7.25%), and the worst quarter was 3rdQ 2022 (–5.37%).
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Returns Through 12/31/24
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	The Bloomberg US Aggregate Bond Index is replacing the ICE BofA US GNMA Mortgage-Backed Securities Index as a broad-based securities market index to comply with a new regulatory requirement.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After‑tax returns for the Fund are calculated using the highest individual Federal marginal income tax rates for each year and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after‑tax returns depend on an investor’s tax situation and may differ from those shown. They also may not be relevant to investors who hold Fund shares through tax‑deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The returns “After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures because they include the effect of a tax benefit an investor may receive from the capital losses that may have been incurred by an investor in connection with the sale of Fund shares.
Payden GNMA Fund | Risk Lose Money [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Depending on the circumstances, there is always the risk that you could lose all or a portion of your investment in the Fund.
Payden GNMA Fund | Interest Rates [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
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Interest Rates. As with most bond funds, the income on and value of your shares in the Fund will fluctuate along with interest rates. When interest rates rise, the market prices of the debt securities the Fund owns usually decline. When interest rates fall, the prices of these securities usually increase. However, falling interest rates may not affect the prices of GNMA Securities as much as the prices of comparable debt securities because the markets may discount GNMA Security prices for prepayment risk when interest rates fall. Further, the market price of debt securities with longer maturities will fluctuate more in response to changes in interest rates than the market price of shorter-term securities. The Fund faces a heightened risk that interest rates may rise. The negative impact on fixed income securities resulting from such rate increases could be swift and significant. A general rise in interest rates may cause investors to move out of fixed income securities on a large scale, which could adversely affect the price and liquidity of fixed income securities and could also result in increased redemptions from the Fund.

Payden GNMA Fund | Extension Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
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Extension Risk. Rising interest rates can cause the average maturity of the Fund’s holdings of mortgage-backed securities to lengthen unexpectedly due to a drop in prepayments. This would increase the sensitivity of the Fund to rising rates, and could cause certain of the Fund’s investments to decline in value more than they would have declined due to the rise in interest rates alone.

Payden GNMA Fund | Prepayment Risks [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
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Prepayment Risk. The Fund is subject to the prepayment risk applicable to mortgages underlying the GNMA Securities and other mortgage-backed U.S. Government Obligations. Prepayment risk is the chance that the mortgage-backed bonds will be paid off early due to homeowners refinancing their mortgages during periods of falling interest rates. Forced to reinvest the unanticipated proceeds at lower rates, the Fund would experience a decline in income and lose the opportunity for additional price appreciation associated with falling rates. Prepayment risk is high for the Fund. In addition, the Fund is subject to the credit risk associated with these securities, including the market’s perception of the creditworthiness of the issuing Federal agency, as well as the credit quality of the underlying assets.

Payden GNMA Fund | U S Treasury and Agency Obligations [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
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U.S. Treasury and Agency Obligations. Debt obligations issued by the U.S. Treasury, which include U.S. Treasury bills, notes and bonds, are backed by the full faith and credit of the U.S. Government. Debt obligations issued by agencies chartered by the U.S. Government, which are classified as government sponsored enterprises, may or may not be backed by the full faith and credit of the U.S. Government. For example, principal and interest payments of GNMA Securities are backed by the full faith and credit of the U.S. Government. On the other hand, FNMA and FHLMC mortgage-backed securities are not guaranteed by the U.S. Government. However, currently, each of the FNMA and FHLMC benefits from the Senior Preferred Stock Purchase Agreement it has with the U.S. Treasury which is expected to provide them with the necessary cash resources to meet their obligations. Although the U.S. Government has provided financial support to FNMA and FHLMC in the past (including as part of the Senior Preferred Stock Purchase Agreements), no assurance can be given that the U.S. Government will provide financial support in the future to these or other U.S. Government agencies, authorities or instrumentalities that are not supported by the full faith and credit of the United States.

Payden GNMA Fund | Market Events Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
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Market Events Risk. The value of the Fund’s securities may increase or decrease, rapidly or unpredictably. Some factors that may affect securities markets include changes in general market conditions, overall economic trends or events, governmental actions or intervention, threat of a U.S. government shutdown, a downgrade of the ratings of U.S. government debt obligations, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by trade disputes, labor strikes, or other factors, political developments, armed conflict, investor sentiment and the global and domestic effects of natural disasters and pandemics. Recently, there have been inflationary price movements, which have caused the fixed income securities markets to experience heightened levels of interest rate volatility and liquidity risk. In response to high inflation, the U.S. Federal Reserve increased interest rates in an attempt to slow economic growth, and it may continue to raise interest rates in the future. This and other changes in monetary and fiscal policy may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results. Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, labor disputes, public health events, terrorism, natural disasters, war, and other circumstances in one country or region could have profound impacts on global economies or markets. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively affected.

Payden GNMA Fund | Liquidity Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
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Liquidity Risk. Some investments may be difficult to purchase or sell, particularly during times of market instability, or due to adverse changes in the conditions of a particular issuer. In addition, the Fund may not receive proceeds from the sale of certain securities for an extended period of time, which in some cases could exceed several weeks or longer. The Fund will not receive sales proceeds until settlement occurs, which may constrain the Fund’s ability to meet redemption requests or other obligations. Illiquid assets may also be difficult to value. If the Fund must sell illiquid assets to meet redemption requests or other cash needs, the Fund may be unable to sell such assets at an advantageous time or price or achieve its desired level of exposure to certain market segments. Liquidity risk may result from the lack of an active market, as well as the reduced number and capacity of traditional market participants to make a market in fixed income securities, for instance, when there are few, if any, interested buyers or sellers or when dealers are unwilling or unable to make a market for certain securities. As a general matter, dealers may have less willingness to make markets for fixed income securities. Certain dealers may also reduce their inventories of certain securities in response to federal banking regulations, which may further decrease the Fund’s ability to buy or sell such securities. Liquidity risk is likely to be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds are higher than normal.

Payden GNMA Fund | Derivatives [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
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Derivatives. The use of derivatives can lead to losses due to: (1) adverse movements in the price or value of the asset, index, rate or instrument underlying a derivative; (2) failure of a counterparty; or (3) tax or regulatory constraints. Derivatives may create economic leverage in the Fund, which magnifies the Fund’s sensitivity to market events and to the underlying instrument. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Fund. When derivatives are used to gain or limit exposure to a particular market or market segment, their performance may not correlate as expected to the performance of such market thereby causing the Fund to fail to achieve its original purpose for using such derivatives. A decision as to whether, when and how to use derivatives involves the exercise of specialized skill and judgment, and a transaction may be unsuccessful in whole or in part because of market behavior or unexpected events. Derivative instruments may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument. If a derivative’s counterparty is unable to honor its commitments, the value of Fund shares may decline and the Fund could experience delays in the return of collateral or other assets held by the counterparty. The loss on derivative transactions may substantially exceed the initial investment.

Payden GNMA Fund | Investment Company and Exchange Traded Fund Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
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Investment Company and Exchange-Traded Fund Risk. Investing in an investment company or ETF presents the risk that the investment company or ETF in which the Fund invests will not achieve its investment objective or execute its investment strategies effectively or that significant purchase or redemption activity by shareholders of such an investment company might negatively affect the value of the investment company’s shares.

Payden GNMA Fund | Affiliated Fund Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
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Affiliated Fund Risk. When the Adviser invests Fund assets in an investment company that is also managed by the Adviser, the risk presented is that, due to its own financial interest or other business considerations, the Adviser may have had an incentive to make that investment in lieu of investments by the Fund directly in portfolio securities, or in lieu of investment in investment companies sponsored or managed by others.

Payden GNMA Fund | Redemption Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
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Redemption Risk. The Fund may experience heavy redemptions that could cause the Fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemption risk is greater to the extent that the Fund has investors with large shareholdings, short investment horizons, or unpredictable cash flow needs. In addition, redemption risk is heightened during periods of overall market turmoil. The redemption by one or more large shareholders of their holdings in the Fund could adversely affect the Fund’s performance. If the Fund is forced to liquidate its assets under unfavorable conditions or at inopportune times, the value of the Fund’s shares may decline. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments result in gains, and may also increase transaction costs.

Payden GNMA Fund | Management Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
ª	Management Risk. The investment techniques and analysis used by the Fund’s portfolio managers may not produce the desired results.

Payden GNMA Fund | Cybersecurity Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
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Cybersecurity Risk. Cybersecurity incidents, both intentional and unintentional, may allow an unauthorized party to gain access to Fund assets, Fund or customer data, including private shareholder information, or proprietary information, cause the Fund, the Fund’s portfolio managers and/or their service providers, including, but not limited to, Fund accountants, custodians, transfer agents and financial intermediaries, to suffer data breaches, data corruption or loss of operational functionality or prevent fund investors from purchasing, redeeming or exchanging shares or receiving distributions. The Fund and the Fund’s portfolio managers have limited ability to prevent or mitigate cybersecurity incidents affecting third party service providers. Cybersecurity incidents may result in financial losses to the Fund and its shareholders, and substantial costs may be incurred in order to prevent any future cybersecurity incidents.

Payden GNMA Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fee	rr_ManagementFeesOverAssets	0.27%
Other Expenses	rr_OtherExpensesOverAssets	0.40%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.67%
Fee Waiver or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.17%	[1]
Total Annual Fund Operating Expenses After Further One-Year Fee Waiver or Expense Reimbursement	prg_TotalAnnualFundOperatingExpensesAfterFurtherOneYearFeeWaiverOrExpenseReimbursement	0.45%
One-year Fee Waiver or Expense Reimbursement	prg_OneYearFeeWaiverOrExpenseReimbursement	0.05%	[2]
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	rr_NetExpensesOverAssets	0.50%
1 Year	rr_ExpenseExampleYear01	$ 46
3 Years	rr_ExpenseExampleYear03	155
5 Years	rr_ExpenseExampleYear05	275
10 Years	rr_ExpenseExampleYear10	$ 623
2015	rr_AnnualReturn2015	1.20%
2016	rr_AnnualReturn2016	1.78%
2017	rr_AnnualReturn2017	1.31%
2018	rr_AnnualReturn2018	0.38%
2019	rr_AnnualReturn2019	5.67%
2020	rr_AnnualReturn2020	4.26%
2021	rr_AnnualReturn2021	(1.84%)
2022	rr_AnnualReturn2022	(12.55%)
2023	rr_AnnualReturn2023	4.52%
2024	rr_AnnualReturn2024	0.82%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2023
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.25%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.37%)
1 Year	rr_AverageAnnualReturnYear01	0.82%
5 Years	rr_AverageAnnualReturnYear05	(1.16%)
10 Years	rr_AverageAnnualReturnYear10	0.43%
Payden GNMA Fund | After Taxes on Distributions | Investor Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.64%)
5 Years	rr_AverageAnnualReturnYear05	(2.46%)
10 Years	rr_AverageAnnualReturnYear10	(0.92%)
Payden GNMA Fund | After Taxes on Distributions and Sale of Fund Shares | Investor Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.64%)
5 Years	rr_AverageAnnualReturnYear05	(2.46%)
10 Years	rr_AverageAnnualReturnYear10	(0.92%)
Payden GNMA Fund | Bloomberg US Aggregate Bond Index (The returns for the indexes are before any deduction for taxes, fees or expenses.)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.25%	[3]
5 Years	rr_AverageAnnualReturnYear05	(0.33%)	[3]
10 Years	rr_AverageAnnualReturnYear10	1.35%	[3]
Payden GNMA Fund | ICE BofA US GNMA Mortgage-Backed Securities Index (The returns for the indexes are before any deduction for taxes, fees or expenses.)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.30%
5 Years	rr_AverageAnnualReturnYear05	(0.50%)
10 Years	rr_AverageAnnualReturnYear10	0.91%

[1]
Payden & Rygel (“Payden”) has contractually agreed that, for so long as it is the investment adviser to the Fund, the Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement (excluding Acquired Fund Fees and Expenses, interest, taxes, and extraordinary expenses) will not exceed 0.50%.

[2]
Payden has contractually agreed to further waive its investment advisory fee or reimburse Fund expenses to the extent that the Total Annual Fund Operating Expenses After Further One‑Year Fee Waiver or Expense Reimbursement (excluding Acquired Fund Fees and Expenses, interest, taxes, and extraordinary expenses) exceed 0.45%. This agreement has a one‑year term ending February 28, 2026; it may be renewed and may be amended by approval of a majority of the Fund’s Board of Trustees.

[3]	The Bloomberg US Aggregate Bond Index is replacing the ICE BofA US GNMA Mortgage-Backed Securities Index as a broad-based securities market index to comply with a new regulatory requirement.